SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting

	Year ended December 31,
	2013	2014	2015
Revenue:
MMP SoC for portable media players	$69,256	$50,143	$49,048
Testing solutions	135	117	91
	$69,391	$50,260	$49,139
Gross profit:
MMP SoC for portable media players	$21,349	$3,995	$10,715
Testing solutions	77	71	52
	$21,426	$4,066	$10,767